Other Operating Income (Expenses), Net (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Oct. 13, 2021
Other Operating Income (Expenses), Net [Abstract]
Received indemnification amount	R$ 1,950	R$ 8,708